Business combinations and goodwill - Summary of Purchase Consideration (Details) - USD ($)	Jul. 11, 2022	Jun. 03, 2022	May 25, 2022	Jan. 14, 2022	Nov. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Goodwill arising on acquisition							$ (4,418,226)
Deferred purchase price						$ 7,425,488	3,618,902
Deferred purchase price						7,619,581	3,618,902
Less than one year
Liabilities
Deferred purchase price						7,425,488	3,618,902
One to five years
Liabilities
Deferred purchase price						194,093
Viapool Inc
Assets
Intangible assets				$ 5,530,000
Right of use asset				34,524
Property and equipment				45,170
Trade and other receivables				907,040
Cash and cash equivalents				332,005
Total Assets				6,848,739
Liabilities
Interest-bearing loans				16,697
Trade and other payables				1,004,118
Lease liabilities				44,554
Total liabilities				1,065,369
Total identifiable net assets at fair value				5,783,370
Non-controlling interest measured at fair value				2,833,851
Fair value of purchase consideration				4,400,000
Goodwill arising on acquisition				1,450,481		(1,450,481)
Net cash acquired with the subsidiary				(332,005)
Cash consideration paid at the closing date				1,000,000
Purchase consideration transferred				$ 667,995
Volt Lines B.V.
Assets
Intangible assets			$ 2,170,000
Right of use asset			173,389
Property and equipment			178,561
Trade and other receivables			570,966
Cash and cash equivalents			142,918
Total Assets			3,235,834
Liabilities
Interest-bearing loans			96,796
Trade and other payables			489,979
Lease liabilities			188,010
Convertible Loan Recognised As Of Acquisition Date			241,506
Total liabilities			1,016,291
Total identifiable net assets at fair value			2,219,543
Fair value of purchase consideration			13,200,000
Goodwill arising on acquisition			10,980,457			(10,980,457)
Net cash acquired with the subsidiary			(142,918)
Purchase consideration transferred			$ (142,918)
Deferred purchase price						5,000,000
Door2Door GmbH
Assets
Intangible assets		$ 1,160,000
Right of use asset		599,087
Property and equipment		48,730
Trade and other receivables		250,495
Cash and cash equivalents		136,626
Total Assets		2,194,938
Liabilities
Interest-bearing loans		1,320,773
Trade and other payables		1,640,583
Lease liabilities		677,866
Total liabilities		3,639,222
Total identifiable net assets at fair value		(1,444,284)
Fair value of purchase consideration		2,615,000
Goodwill arising on acquisition		4,059,284				(4,059,284)
Net cash acquired with the subsidiary		136,626
Cash consideration paid at the closing date		(1,074,842)
Purchase consideration transferred		$ (938,216)
Deferred purchase price						15,865
Urbvan Mobility Ltd.
Assets
Intangible assets	$ 11,720,000
Deferred tax assets	4,104,774
Right of use asset	279,002
Property and equipment	313,991
Trade and other receivables	5,216,992
Cash and cash equivalents	720,001
Total Assets	22,354,760
Liabilities
Provision for employees' end of service benefits	259,105
Trade and other payables	3,053,864
Lease liabilities	327,473
Total liabilities	3,640,442
Total identifiable net assets at fair value	18,714,318
Fair value of purchase consideration	27,607,000
Goodwill arising on acquisition	8,892,682					(8,892,682)
Net cash acquired with the subsidiary	720,001
Cash consideration paid at the closing date	(5,000,000)
Purchase consideration transferred	$ (4,279,999)
Deferred purchase price						1,598,729
Shotl Transportation, S.L.
Assets
Intangible assets					$ 1,002,147
Property and equipment					1,846
Other assets					8,697
Trade and other receivables					365,061
Cash and cash equivalents					145,551
Total Assets					1,523,302
Liabilities
Interest-bearing loans					493,779
Loans from related parties					482,161
Trade and other payables					238,046
Total liabilities					1,213,986
Total identifiable net assets at fair value					309,316
Non-controlling interest measured at fair value					139,643
Fair value of purchase consideration					4,557,869
Goodwill arising on acquisition					4,418,226	(4,270,505)	(4,418,226)
Net cash acquired with the subsidiary					145,551
Cash consideration paid at the closing date					(968,997)
Purchase consideration transferred					$ (823,446)
Deferred purchase price						$ 1,004,987	$ 3,618,902